Payments, by Government - 12 months ended Dec. 31, 2023	Fees USD ($)	Fees CAD ($)	Total Payments USD ($)	Total Payments CAD ($)
Total	$ 1,180,000		$ 1,180,000
United States of America | Bureau of Land Management
Total	850,000		850,000
United States of America | Arizona State Land Department
Total	$ 330,000		$ 330,000
Kaizen Discovery Inc
Total		$ 373,000		$ 373,000
Kaizen Discovery Inc | Peru | Ministry of Energy and Mines
Total		364,000		364,000
Kaizen Discovery Inc | Peru | Ministry of Agricultural Development and Irrigation
Total		9,000		9,000
Cordoba Minerals Corp
Total		104,000		104,000
Cordoba Minerals Corp | Colombia | National Environmental Fund
Total		83,000		83,000
Cordoba Minerals Corp | Colombia | National Mining Agency
Total		19,000		19,000
Cordoba Minerals Corp | Colombia | Superintendence of Companies
Total		$ 2,000		$ 2,000